CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Allowance for credit loss, current	$ 345	$ 527
Ordinary shares, shares authorized	13,000,000	13,000,000
Ordinary shares, shares issued	10,377,085	9,186,019
Ordinary shares, shares outstanding	10,102,612	8,911,546
Treasury Shares, shares	274,473	274,473